AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Industrials – 23.9%
Aerospace & Defense – 0.6%
Spirit AeroSystems Holdings, Inc. - Class A(a)	125,020	$4,509,471

Building Products – 1.9%
Builders FirstSource, Inc.(a)	66,830	13,937,397

Commercial Services & Supplies – 3.0%
ABM Industries, Inc.	143,831	6,417,739
MillerKnoll, Inc.	260,927	6,460,553
Stericycle, Inc.(a)	178,037	9,391,452

		22,269,744

Construction & Engineering – 5.2%
Dycom Industries, Inc.(a)	70,988	10,188,908
Fluor Corp.(a)	216,080	9,135,862
MasTec, Inc.(a)	110,841	10,335,923
WillScot Mobile Mini Holdings Corp.(a)	184,038	8,557,767

		38,218,460

Electrical Equipment – 2.1%
Regal Rexnord Corp.	55,880	10,063,988
Sensata Technologies Holding PLC	149,240	5,483,078

		15,547,066

Ground Transportation – 1.3%
ArcBest Corp.	65,972	9,401,010

Machinery – 4.2%
Gates Industrial Corp. PLC(a)	577,830	10,233,369
Middleby Corp. (The)(a)	66,266	10,654,910
Oshkosh Corp.	78,690	9,813,430

		30,701,709

Marine Transportation – 1.0%
Star Bulk Carriers Corp.(b)	305,443	7,290,924

Passenger Airlines – 1.0%
Alaska Air Group, Inc.(a) (b)	170,840	7,344,412

Professional Services – 2.4%
Korn Ferry	52,380	3,444,509
Robert Half, Inc.	107,825	8,548,366
WNS Holdings Ltd.(a)	106,323	5,372,501

		17,365,376

Trading Companies & Distributors – 1.2%
Herc Holdings, Inc.	53,750	9,046,125

		175,631,694

Company	Shares	U.S. $ Value

Consumer Discretionary – 18.3%
Automobile Components – 2.4%
Adient PLC(a)	241,113	$7,937,440
BorgWarner, Inc.	270,701	9,404,153

		17,341,593

Diversified Consumer Services – 1.1%
ADT, Inc.	1,231,044	8,272,616

Hotels, Restaurants & Leisure – 1.1%
Dine Brands Global, Inc.(b)	110,270	5,125,349
Papa John’s International, Inc.(b)	42,553	2,834,030

		7,959,379

Household Durables – 2.6%
PulteGroup, Inc.	92,430	11,148,907
Taylor Morrison Home Corp.(a)	134,179	8,341,908

		19,490,815

Leisure Products – 1.3%
Brunswick Corp./DE	100,820	9,731,146

Specialty Retail – 5.5%
AutoNation, Inc.(a)	50,330	8,333,641
Bath & Body Works, Inc.	216,313	10,819,976
Dick’s Sporting Goods, Inc.	55,310	12,437,007
Williams-Sonoma, Inc.	27,779	8,820,666

		40,411,290

Textiles, Apparel & Luxury Goods – 4.3%
PVH Corp.	88,781	12,483,497
Ralph Lauren Corp.	54,270	10,189,735
Tapestry, Inc.	180,836	8,586,093

		31,259,325

		134,466,164

Financials – 17.2%
Banks – 9.9%
BankUnited, Inc.	141,761	3,969,308
Comerica, Inc.	168,363	9,258,282
First BanCorp./Puerto Rico	506,884	8,890,745
First Citizens BancShares, Inc./NC - Class A	7,343	12,005,805
First Hawaiian, Inc.(b)	388,768	8,537,345
Texas Capital Bancshares, Inc.(a)	113,122	6,962,659
Webster Financial Corp.	143,339	7,277,321
Wintrust Financial Corp.	90,050	9,400,320
Zions Bancorp NA(b)	161,778	7,021,165

		73,322,950

Capital Markets – 3.7%
Cboe Global Markets, Inc.	53,820	9,888,349
Invesco Ltd.	182,929	3,034,792
Moelis & Co. - Class A	105,007	5,961,247
Stifel Financial Corp.	107,837	8,429,618

		27,314,006

Financial Services – 0.1%
Walker & Dunlop, Inc.	4,544	459,217

Company	Shares	U.S. $ Value

Insurance – 3.5%
American Financial Group, Inc./OH	56,880	$7,762,982
Everest Group Ltd.	18,217	7,241,257
Hanover Insurance Group, Inc. (The)	36,700	4,997,439
Kemper Corp.	89,730	5,556,082

		25,557,760

		126,653,933

Information Technology – 9.9%
Communications Equipment – 1.8%
Calix, Inc.(a)	198,165	6,571,151
Lumentum Holdings, Inc.(a) (b)	141,950	6,721,333

		13,292,484

Electronic Equipment, Instruments & Components – 2.0%
Avnet, Inc.	131,430	6,516,300
Belden, Inc.	85,494	7,917,599

		14,433,899

Semiconductors & Semiconductor Equipment – 3.1%
Amkor Technology, Inc.	234,248	7,552,155
FormFactor, Inc.(a)	169,020	7,712,383
Synaptics, Inc.(a)	76,897	7,502,071

		22,766,609

Software – 3.0%
ACI Worldwide, Inc.(a)	206,246	6,849,430
CommVault Systems, Inc.(a)	77,096	7,819,847
Gen Digital, Inc.	327,840	7,343,616

		22,012,893

		72,505,885

Real Estate – 6.8%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc. - Class A	265,351	4,158,050

Hotel & Resort REITs – 1.0%
Ryman Hospitality Properties, Inc.	64,050	7,404,821

Industrial REITs – 2.1%
First Industrial Realty Trust, Inc.	119,487	6,277,847
STAG Industrial, Inc.	230,508	8,860,727

		15,138,574

Real Estate Management & Development – 1.4%
Jones Lang LaSalle, Inc.(a)	53,928	10,520,814

Residential REITs – 1.1%
Apartment Income REIT Corp.	260,841	8,469,507

Specialized REITs – 0.6%
CubeSmart	98,292	4,444,764

		50,136,530

Company	Shares	U.S. $ Value

Health Care – 5.8%
Health Care Equipment & Supplies – 2.6%
Avantor, Inc.(a)	313,740	$8,022,332
Envista Holdings Corp.(a)	174,553	3,731,943
Integra LifeSciences Holdings Corp.(a)	207,360	7,350,912

		19,105,187

Health Care Providers & Services – 2.1%
Acadia Healthcare Co., Inc.(a)	66,880	5,298,234
AMN Healthcare Services, Inc.(a) (b)	96,460	6,029,714
Pediatrix Medical Group, Inc.(a)	428,620	4,299,059

		15,627,007

Life Sciences Tools & Services – 1.1%
Fortrea Holdings, Inc.(a) (b)	203,246	8,158,294

		42,890,488

Energy – 5.4%
Energy Equipment & Services – 1.2%
ChampionX Corp.(b)	240,660	8,637,287

Oil, Gas & Consumable Fuels – 4.2%
Cameco Corp.(b)	230,980	10,006,054
HF Sinclair Corp.	95,825	5,784,955
International Seaways, Inc.	111,178	5,914,670
Magnolia Oil & Gas Corp. - Class A(b)	365,872	9,494,378

		31,200,057

		39,837,344

Materials – 3.7%
Chemicals – 1.4%
Avient Corp.	2,020	87,668
Element Solutions, Inc.	401,369	10,026,197

		10,113,865

Containers & Packaging – 1.0%
Berry Global Group, Inc.	119,610	7,234,013

Metals & Mining – 1.3%
ATI, Inc.(a)	187,222	9,580,150

		26,928,028

Communication Services – 2.6%
Media – 2.6%
Criteo SA (Sponsored ADR)(a)	226,879	7,956,647
Nexstar Media Group, Inc.(b)	64,093	11,042,583

		18,999,230

Utilities – 2.6%
Electric Utilities – 1.9%
IDACORP, Inc.	67,514	6,271,376
Portland General Electric Co.(b)	175,280	7,361,760

		13,633,136

Company	Shares	U.S. $ Value

Multi-Utilities – 0.7%
CenterPoint Energy, Inc.	187,890	$5,352,986

		18,986,122

Consumer Staples – 2.5%
Food Products – 2.5%
Lamb Weston Holdings, Inc.	89,090	9,490,758
Nomad Foods Ltd.	449,532	8,792,846

		18,283,604

Total Common Stocks (cost $581,828,790)		725,319,022

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $6,866,294)	6,866,294	6,866,294

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $588,695,084)		732,185,316

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $376,125)	376,125	376,125

Total Investments – 99.7% (cost $589,071,209)(f)		732,561,441	(g)
Other assets less liabilities – 0.3%		2,464,034

Net Assets – 100.0%		$735,025,475

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $180,385,992 and gross unrealized depreciation of investments was $(36,895,760), resulting in net unrealized appreciation of $143,490,232.

(g)

On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$725,319,022	$—	$—	$725,319,022
Short-Term Investments	6,866,294	—	—	6,866,294
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	376,125	—	—	376,125

Total Investments in Securities	732,561,441	—	—	732,561,441
Other Financial Instruments(b)	—	—	—	—

Total	$732,561,441	$—	$—	$732,561,441

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,805	$41,584	$38,523	$6,866	$40
Government Money Market Portfolio*	832	59,646	60,102	376	22
Total	$4,637	$101,230	$98,625	$7,242	$62

*	Investments of cash collateral for securities lending transactions.